Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	30,481,580	25,000,000
Ordinary shares, shares outstanding	30,481,580	25,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0